INVENTORIES	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
INVENTORIES
6. INVENTORIES

Inventories consist of the following:

	December 31,
	2017	2018
Raw materials	$3,944,796	$3,821,620
Work-in-process	6,536,395	5,711,848
Finished goods	5,202,299	5,915,899
Total	$15,683,490	$15,449,367

Inventory write-down was nil for the years ended December 31, 2016, 2017 and 2018.